Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Time charter revenue - related parties	$ 144,681	$ 142,826	$ 153,661
Amortization of intangible liabilities - related party	6,882	1,782	1,771
Vessel operating expenses - related parties	15,294	12,580	9,880
Time charter and voyage expenses - related parties	3,583	2,446	1,845
Interest and other finance expenses - related party	$ 5,764	$ 2,831	$ 346